Scope of consolidation (Tables)	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
Disclosure of interests in principle subsidiaries
The following table sets forth a list of the principal subsidiaries of FCA, which are grouped by our reportable segments, as well as our holding and other companies:

Name	Country	Percentage Interest Held
North America
FCA US LLC	USA (Delaware)	100.00
FCA Canada Inc.	Canada	100.00
FCA Mexico, S.A. de C.V.	Mexico	100.00
LATAM
FCA Fiat Chrysler Automoveis Brasil LTDA	Brazil	100.00
FCA Automobiles Argentina S.A.	Argentina	100.00
Banco Fidis S.A.	Brazil	100.00
APAC
Chrysler Group (China) Sales Limited	People’s Republic of China	100.00
FCA Japan Ltd.	Japan	100.00
FCA Australia Pty Ltd.	Australia	100.00
FCA Automotive Finance Co. Ltd.	People’s Republic of China	100.00
Alfa Romeo (Shanghai) Automobiles Sales Co. Ltd.	People’s Republic of China	100.00
EMEA
FCA Italy S.p.A.	Italy	100.00
FCA Poland Spólka Akcyjna	Poland	100.00
FCA Powertrain Poland Sp. z o.o.	Poland	100.00
FCA Serbia d.o.o. Kragujevac	Serbia	66.67
FCA Germany AG	Germany	100.00
FCA France S.A.S.	France	100.00
Fiat Chrysler Automobiles UK Ltd.	United Kingdom	100.00
Fiat Chrysler Automobiles Spain S.A.	Spain	100.00
Fidis S.p.A.	Italy	100.00
Maserati
Maserati S.p.A.	Italy	100.00
Maserati (China) Cars Trading Co. Ltd.	People's Republic of China	100.00
Maserati North America Inc.	USA (Delaware)	100.00
Holding Companies and Other Companies
FCA North America Holdings LLC	USA (Delaware)	100.00
Fiat Chrysler Finance S.p.A.	Italy	100.00
Fiat Chrysler Finance Europe SENC(1)	Luxembourg	100.00

Assets and Liabilities included within Disposal Group
The following table shows the calculation of the gain on sale on the Magneti Marelli transaction:

At May 2, 2019
(€ million)
Intangible assets	€788
Property, plant and equipment	2,146
Financial receivables	10
Cash and cash equivalents	426
Other assets	2,055
Debt	(782)
Trade and other payables	(1,942)
Other liabilities	(791)
Net assets sold	€1,910
Consideration	5,772
Reclassification of amounts in OCI relating to Magneti Marelli(1)	(91)
Gain on sale attributable to FCA	€3,771
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(1) Excluding amounts related to remeasurement of defined benefit plans.

Disclosure of non-current assets or disposal groups classified as held for sale
The following table represents the assets and liabilities of the Magneti Marelli business which were classified as held for sale at December 31, 2018:

	At December 31, 2018(1)
	Total	Current	Non-current
	(€ million)
Assets classified as held for sale
Intangible assets	€717	€—	€717
Property, plant and equipment	1,793	—	1,793
Deferred tax assets	127	—	127
Inventories	766	766	—
Trade and other receivables	545	492	53
Cash and cash equivalents	719	719	—
Other assets	129	27	102
Total Assets held for sale(2)	€4,796

Liabilities classified as held for sale
Debt	€177	€64	€113
Employee benefits liabilities	300	55	245
Provisions	210	100	110
Deferred tax liabilities	99	—	99
Trade and other payables	1,788	1,788	—
Other liabilities	357	305	52
Total Liabilities held for sale	€2,931
______________________________________________________________________________________________________________________________
(1) Amounts presented are not representative of the financial position of Magneti Marelli on a stand-alone basis; amounts are net of transactions between Magneti Marelli and other companies of the Group.
(2) Assets held for sale as presented on the face of the Consolidated Statement of Financial Position at December 31, 2018, includes €5 million not related to the Magneti Marelli business.

Disclosure of operating results of discontinued operations
The following table summarizes the operating results of Magneti Marelli up to the completion of the sale transaction on May 2, 2019, that were excluded from the Consolidated Income Statement for the years ended December 31, 2019, 2018 and 2017:

	Years ended December 31,
	2019(1)	2018(1)	2017(1)
	(€ million)
Net revenues	€1,657	€4,998	€5,204
Expenses	1,447	4,493	4,798
Net financial expenses	5	85	124
Profit before taxes from discontinued operations	205	420	282
Tax expense	44	118	63
Profit after taxes from discontinued operations	161	302	219
Add: Gain on sale attributable to FCA	3,771	—	—
Less: Tax expense on gain on sale	2	—	—
Profit from discontinued operations, net of taxes	€3,930	€302	€219
______________________________________________________________________________________________________________________________
(1) Amounts presented are not representative of the income statement of Magneti Marelli on a stand-alone basis; amounts are net of transactions between Magneti Marelli and other companies of the Group.